RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Revenue from Related Parties			¥ 47,388
Income of financing guarantees	¥ 14,687,691	¥ 18,574,433	26,229,524
Service Expenses provided by Related Parties [Abstract]
Payments for Other Fees	¥ 27,485,358	¥ 39,565,882	¥ 19,741,927
Escrow Service Expenses	9,442,936	23,266,889	20,842,153
Construction Service Fees		¥ 8,935,653	¥ 25,769,137
Jinko Power Group [Member]
Revenues [Abstract]
Revenue from Related Parties	¥ 5,072,143	7,812,477	38,895,833
Revenue from Rental Services	2,177,280	2,177,280	2,177,280
Sweihan Pv [Member]
Revenues [Abstract]
Revenue from Related Parties	51,201,037	144,287,938	1,416,020,214
Income of financing guarantees	3,721,149
ReneSola [Member]
Revenues [Abstract]
Revenue from Related Parties	¥ 0	¥ 0	¥ 47,388